UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21132
Investment Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	January 31, 2006

Item 1. Schedule of Investments

Investment Portfolio                                                                                                                          as of January 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 90.5%

	Principal
	Amount
Security	(000’s omitted)	Value
FHLMC:
4.12%, with various maturities to 2037 (1)	$1,643	$1,656,622
8.00%, with various maturities to 2025	2,850	2,974,278
9.25%, with maturity at 2017	365	377,688
		$5,008,588
FNMA:
4.022%, with maturity at 2018 (1)	280	279,578
4.222%, with various maturities to 2035 (1)	3,230	3,245,316
4.324%, with maturity at 2027 (1)	6,066	6,071,502
4.354%, with maturity at 2036 (1)	1,574	1,581,473
4.528%, with maturity at 2036 (1)	1,836	1,848,879
9.00%, with maturity at 2011	1,312	1,362,825
9.50%, with various maturities to 2022	3,542	3,838,572
15.00%, with maturity at 2013	1,815	2,160,359
		$20,388,504
GNMA:
11.00%, with maturity at 2016	177	197,952
		$197,952
Collateralized Mortgage Obligations:
FHLMC, Series 1543, Class VN, 7.00%, due 2023	2,150	2,269,260
FHLMC, Series 1666, Class H, 6.25%, due 2023	1,338	1,355,088
FHLMC, Series 1694, Class PQ, 6.50%, due 2023	544	547,814
FHLMC, Series 2132, Class FB, 5.33%, due 2029 (2)	1,607	1,647,851
FHLMC, Series 2791, Class FI, 4.82%, due 2031 (2)	2,506	2,516,207
FNMA, Series 1993-140, Class J, 6.65%, due 2013	2,000	2,038,985
FNMA, Series 1993-250, Class Z, 7.00%, due 2023	1,276	1,316,515
FNMA, Series G97-4, Class FA, 5.27%, due 2027 (2)	540	548,040
		$12,239,760
Total Mortgage Pass-Throughs (identified cost $38,313,554)		$37,834,804

1

Short-Term Investments — 9.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Banque National De Paris Time Deposit, 4.46%, 2/1/06	$2,043	$2,042,896
Investors Bank and Trust Company Time Deposit, 4.51%, 2/1/06	1,740	1,740,000
Total Short-Term Investments (at amortized cost, $3,782,896)		$3,782,896
Total Investments — 99.5% (identified cost $42,096,450)		$41,617,700
Other Assets, Less Liabilities — 0.5%		$194,980
Net Assets — 100.0%		$41,812,680

FHLMC	—	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	—	Federal National Mortgage Association (Fannie Mae)
GNMA	—	Government National Mortgage Association (Ginnie Mae)
(1)		Adjustable rate mortgage.
(2)		Floating-rate security

The Portfolio did not have any open financial instruments at January 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$42,096,450
Gross unrealized appreciation	$34,720
Gross unrealized depreciation	(513,470)
Net unrealized depreciation	$(478,750)

See notes to financial statements

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Portfolio

By:	/s/ Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer
Date:	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia
Mark S. Venezia
President and Principal Executive Officer
Date:	March 24, 2006
By:	/s/ Dan A. Maalouly
Dan A. Maalouly
Treasurer and Principal Financial Officer
Date:	March 24, 2006